CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts receivable, allowance for doubtful accounts	$ 4,793	$ 2,223
Accounts payable	2,207	1,215
Notes payable	884
Accrued expenses and other current liabilities	13,134	12,305
Deferred revenue-current	6,542	7,473
Dividend payable	57	76,999
Income tax payable	997	3,476
Deferred tax liabilities-current	8,222	4,812
Government subsidies-current	710
Deferred revenue-non-current	135	255
Government subsidies-non-current	4,946	3,867
Ordinary shares, par value	$ 0.0005	$ 0.0005
Ordinary shares, shares authorized	200,000,000	200,000,000
Ordinary shares, shares issued	59,149,153	59,100,754
Ordinary shares, shares outstanding	59,149,153	59,100,754
Variable Interest Entity Primary Beneficiary
Accounts payable	1,651	1,111
Notes payable	884
Accrued expenses and other current liabilities	6,067	4,795
Deferred revenue-current	4,956	5,332
Dividend payable
Income tax payable	794	89
Deferred tax liabilities-current
Government subsidies-current	297
Deferred revenue-non-current	135	255
Government subsidies-non-current	$ 2,782	$ 1,477